Related Party Transactions	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 20 — Related Party Transactions

Assai Energy, LLC (“Assai”) (a wholly owned subsidiary of the Company) entered into a construction service and project guarantee agreement with Noble Environmental Specialty Services, LLC (“NESS”) (a wholly owned subsidiary of Noble). NESS was responsible for constructing an RNG plant located at the Keystone Landfill, near Scranton, PA. The total contract price for the engineering, procurement and construction (“EPC”) contract is $19.9 million, which has been fully paid. The Company also reimbursed NESS $4.6 million for costs outside the EPC contract related to additional capital costs for the Assai project. This agreement is considered to be a related party transaction due to the owners of NESS also being certain officers of the Company. NESS billed an additional $6.1 million in capital project change orders and associated labor costs, and this amount has been capitalized to property, plant and equipment and is included in accounts payable — trade as of June 30, 2022.

The Company provides O&M and construction services for facilities owned by certain of its joint ventures and recognized associated revenues of $0.7 million and $1.0 million for the three and six months ended June 30, 2022, respectively. As of June 30, 2022, the Company had related party balances with certain of its joint ventures including a receivable of $0.5 million.

In 2020, the Company entered into Master Services Agreement and Development and Marketing Agreement with Lutum Technologies LLC (“Lutum”), a joint venture with 20% ownership by the Company. The Company has paid a total of $0.7 million to Lutum for the three and six months ended June 30, 2022.

NOTE 24 — Related Party Transactions

Engineering, Procurement and Construction Contract

Assai Energy, LLC (a wholly owned subsidiary of the Company) entered into a construction service and project guarantee agreement with Noble Environmental Specialty Services, LLC (“NESS”) (a wholly owned subsidiary of Noble). NESS is responsible for constructing an RNG plant located at the Keystone Landfill, near Scranton, PA. The total contract price for the engineering, procurement and construction (“EPC”) contract is $19.9 million. As of December 31, 2021, the Company has paid a total of $17.9 million to NESS under the EPC contract. The Company also reimbursed NESS $5.8 million for costs outside the EPC related to the Assai project. This agreement is considered to be a related party transaction due to the owners of NESS also being certain employees of the Company. As of December 31, 2021, the Company had a related party balances with NESS including a payable of $1.5 million and a receivable of $0.2 million.

O&M Contracts with Mavrix JV

The Company provides O&M services to the Mavrix JV and recognized revenues of $0.4 million for the period from the Business Combinations thorough December 31, 2021. As of December 31, 2021, the Company had a related party balances with Mavrix including a payable of zero and a receivable of $0.4 million.

Aria Energy LLC [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 6 — Related Party Transactions — Predecessor

Sales are made to and services are purchased from entities and individuals affiliated through common ownership. Aria provides O&M services and administration and accounting services to their 50% owned joint ventures.

The following is a summary of transactions with these related parties:

(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Sales of construction services	$—	$24
Sales of operations and maintenance services	$351	$746
Sales of administrative and other services	$97	$195

NOTE 11 — Related Party Transactions — Predecessor

Sales are made to and services are purchased from entities and individuals affiliated through common ownership. Aria provides O&M services, and administration and accounting services to their 50% owned joint ventures. As of December 31, 2020, the accounts receivable from joint venture partners balance was $0.3 million. The following is a summary of transactions with these related parties:

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Sales of construction services	$32	$9,983
Sales of operations and maintenance services	$1,215	$1,701
Sales of administrative and other services	$221	$409